Schedule I-Condensed Financial Information of the Parent Company - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 25,414,729	$ 3,579,590	¥ 21,938,653		¥ 16,297,410
Total assets	72,322,594	10,186,426	65,475,510
LIABILITIES
Amount due to subsidiaries | ¥			151,736
Total liabilities	33,762,836	4,755,397	31,402,467
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (22,438,760 and 5,977,682 Class A shares as of December 31, 2022 and 2023, respectively)	(3,624,763)	(510,537)	(8,352,511)
Additional paid-in capital	4,444,755	626,031	13,091,781
Retained earnings	36,836,928	5,188,373	28,720,304
Accumulated other comprehensive loss	(695,589)	(97,972)	(707,628)
Total Vipshop Holdings Limited shareholders' equity	36,961,404	5,205,906	32,752,037
Total liabilities and shareholders' equity	72,322,594	10,186,426	65,475,510
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 62	$ 9	¥ 80
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	98,877,929	98,877,929	124,060,090
Common shares, shares outstanding	92,900,247	92,900,247	101,621,330
Treasury shares (in shares)	5,977,682	5,977,682	22,438,760
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued	15,560,358	15,560,358	15,560,358
Common shares, shares outstanding	15,560,358	15,560,358	15,560,358
Parent company
ASSETS
Cash and cash equivalents	¥ 904	$ 127	¥ 1,624
Other receivables and prepayments, net	3,374	475	0
Investment in subsidiaries	45,235,847	6,371,336	36,076,969
Total assets	45,624,141	6,426,026	36,454,924
LIABILITIES
Accrued expenses and other current liabilities	1,116	156	169,335
Amount due to subsidiaries	8,661,621	1,219,964	3,533,552
Total liabilities	8,662,737	1,220,120	3,702,887
SHAREHOLDERS' EQUITY:
Additional paid-in capital	4,444,755	626,031	13,091,781
Retained earnings	36,836,928	5,188,373	28,720,304
Accumulated other comprehensive loss	(695,589)	(97,972)	(707,628)
Total Vipshop Holdings Limited shareholders' equity	36,961,404	5,205,906	32,752,037
Total liabilities and shareholders' equity	45,624,141	6,426,026	36,454,924
Parent company | Related Party [Member]
ASSETS
Amount due from subsidiaries	384,016	54,088	376,331
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 62	$ 9	¥ 80
Additional disclosure
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	98,877,929	98,877,929	124,060,090
Common shares, shares outstanding	92,900,247	92,900,247	101,621,330
Treasury shares (in shares)	5,977,682	5,977,682	22,438,760
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued	15,560,358	15,560,358	15,560,358
Common shares, shares outstanding	15,560,358	15,560,358	15,560,358